Employee and Director Benefit Plans - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2014	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Associate minimum age to make elective deferrals			18 years
Associate minimum service period to make elective deferrals			1 year
Associate minimum hours of service make elective deferrals			1000 hours
Percentage of employee deferrals vested			100.00%
Annual contribution to plan			$ 319,340	$ 330,448	$ 317,281
Employee contributions			100.00%
Defined contribution plan, maximum annual contribution per employee for first compensation slab percentage			50.00%
Employee contributions benchmark			3.00%
Shares held by ESOP						740,530
Shares held by ESOP, Percentage						9.95%
Shares unallocated to participants in the ESOP			252,446			252,446
Line of credit			$ 52,100,000
Expenses in connection with ESOP			$ 8,600	45,693	223,283
Liability set aside for total allocated shares, fair value				561,000
Supplemental Executive Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fixed monthly benefit payments			10 years
Provision expensed for benefits			$ 331,800	316,800	336,800
Liability accrued for compensation deferred under the plan			$ 3,700,000	3,300,000
Split-Dollar Life Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest in cash surrender value of policies			100.00%
Expense income associated with policies			$ 86,346	$ 112,176
2015 Stock Grant Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of share vested			100.00%
Number of shares authorized			510,000
Number of shares available for grant			491,994
Number of shares granted			16,840
Share based compensation expenses			$ 54,000
Employee Stock Ownership Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Line of credit					$ 500,000		$ 500,000
Percentage of compensation	2.00%	2.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee contributions benchmark			5.00%
Employee contributions benchmark			3.00%